                       WALLER LANSDEN DORTCH & DAVIS, PLLC
                          511 Union Street, Suite 2700
                             Post Office Box 198966
                         Nashville, Tennessee 37219-8966
                                 (615) 244-6380
                            Facsimile: (615) 244-6804

                                 March 14, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

                      Re: BancorpSouth, Inc.
                          Commission file number: 1-12991
                          Annual Report on Form 10-K

Ladies and Gentlemen:

      Attached for filing electronically on behalf of BancorpSouth, Inc., a Mississippi corporation (the "Registrant"), pursuant to Section 13 of the Securities Exchange Act of 1934, as amended, is a copy of the Registrant's Annual Report on Form 10-K for the year ended December 31, 2004.

      We have been advised that the financial statements included in this Annual Report on Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

      Please contact the undersigned at (615) 244-6380 with any comments or questions you may have in this regard.

                                   Sincerely,

                                  /s/ E. Marlee Mitchell

Attachment

cc: The New York Stock Exchange, Inc.
    L. Nash Allen, Jr.
    Ralph W. Davis, Esq.